Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	[1]	$ 59,544
Other comprehensive income/(loss)	[2]	1,715	$ (1,514)	$ (2,206)
Ending balance	[1]	71,308	59,544
Accumulated Other Comprehensive Income/(Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(11,036)	(9,522)	(7,316)
Ending balance		(9,321)	(11,036)	(9,522)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(6,659)	(5,863)	(2,689)
Other comprehensive income/(loss)	[2]	1,479	(797)	(3,174)
Ending balance		(5,180)	(6,659)	(5,863)
Derivative Financial Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		348	421	517
Other comprehensive income/(loss)	[2]	(378)	(73)	(96)
Ending balance		(30)	348	421
Available-For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(131)	(227)	(222)
Other comprehensive income/(loss)	[2]	532	96	(5)
Ending balance		401	(131)	(227)
Actuarial Gains/(Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(5,473)	(4,733)	(5,654)
Other comprehensive income/(loss)	[2]	211	(740)	921
Ending balance		(5,262)	(5,473)	(4,733)
Prior Service (Costs)/Credits and Other [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		879	880	733
Other comprehensive income/(loss)	[2]	(129)	(1)	148
Ending balance		$ 750	$ 879	$ 880

[1]	Amounts may not add due to rounding.
[2]	Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $14 million income in 2017, $3 million loss in 2016 and $26 million loss in 2015.